Condensed Consolidated Statements of Shareholders' Equity (Deficit) - USD ($)	Total	Alpha Healthcare Acquisition Corp. III [Member]	Revision of Prior Period, Adjustment [Member]	Public Warrants [Member] Alpha Healthcare Acquisition Corp. III [Member]	Private Placement [Member] Alpha Healthcare Acquisition Corp. III [Member]	Common Stock [Member]	Common Stock [Member] Revision of Prior Period, Adjustment [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Alpha Healthcare Acquisition Corp. III [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital [Member] Public Warrants [Member] Alpha Healthcare Acquisition Corp. III [Member]	Additional Paid-in Capital [Member] Private Placement [Member] Alpha Healthcare Acquisition Corp. III [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Alpha Healthcare Acquisition Corp. III [Member]	Accumulated Deficit [Member] Revision of Prior Period, Adjustment [Member]	Class A Common Stock Subject To Possible Redemption [Member] Alpha Healthcare Acquisition Corp. III [Member]	Class A Common Stock Subject To Possible Redemption [Member] Common Stock [Member] Alpha Healthcare Acquisition Corp. III [Member]	Common Class A [Member] Alpha Healthcare Acquisition Corp. III [Member]	Common Class A [Member] Common Stock [Member] Alpha Healthcare Acquisition Corp. III [Member]	Common Class A [Member] Common Stock [Member] Private Placement [Member] Alpha Healthcare Acquisition Corp. III [Member]	Common Class B [Member] Alpha Healthcare Acquisition Corp. III [Member]	Common Class B [Member] Common Stock [Member] Alpha Healthcare Acquisition Corp. III [Member]	Series A Preferred Stock [Member]	Series A Preferred Stock [Member] Accumulated Deficit [Member]	Series C1 Preferred Stock [Member]	Series C1 Preferred Stock [Member] Additional Paid-in Capital [Member]	Series C1 Preferred Stock [Member] Accumulated Deficit [Member]	Series C 2 Preferred Stock [Member]	Series C 2 Preferred Stock [Member] Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2020	$ (23,288,229)		$ (23,274,351)			$ 2,922	$ 2,922		$ 2,539,486		$ 2,710,333			$ (25,830,637)		$ (25,987,606)
Beginning Balance (in Shares) at Dec. 31, 2020						2,922,284	2,922,284
Correction of accumulated error (Note 3)	13,878								170,847					(156,969)
Class B common stock issued to Sponsor	3,194					$ 31,940			(28,746)
Class B common stock issued to Sponsor (in Shares)						31,940,355
Issuance of private placement units (Value)	3,194					$ 31,940			(28,746)
Issuance of private placement units (Shares)						31,940,355
Stock-based compensation expense	246,799								246,799
Net Income (loss)	(6,478,923)													(6,478,923)
Temporary Equity, Accretion of Dividends																								$ (307,927)	$ (307,927)
Exercise of stock options	234,162					$ 2,057			232,105
Exercise of stock options (Shares)						2,056,243
Ending Balance at Dec. 31, 2021	(29,577,046)	$ (4,762,268)				$ 36,919			3,160,491	$ 0				(32,774,456)	$ (4,762,700)			$ 154,449,121		$ 46			$ 386
Ending Balance (in Shares) at Dec. 31, 2021						36,918,882												15,444,103		463,882			3,861,026
Beginning Balance at Jan. 20, 2021		0								0								$ 0		$ 0			$ 0
Beginning Balance (in Shares) at Jan. 20, 2021																		0		0			0
Class B common stock issued to Sponsor		25,000								24,569													$ 431
Class B common stock issued to Sponsor (in Shares)																							4,312,500
Issuance of private placement units (Value)					$ 4,638,820								$ 4,638,774								$ 46
Issuance of private placement units (Shares)																					463,882
Issuance of Class A Common stock, net of issuance costs of $9,905,857 (Value)																		$ 140,738,518
Issuance of Class A Common stock, net of issuance costs of $9,905,857 (Shares)																		15,444,103
Issuance of Warrants				$ 3,399,132								$ 3,399,132
Stock-based compensation expense		1,186,448								1,186,448
Fair value of underwriter's overallotment options exercised		28,317								28,317
Accretion to redemption value of Class A Common stock subject to possible redemption		$ (13,702,512)								(9,277,240)					(4,425,272)			$ 13,702,512
Forfeiture of Founder Shares related to unexercised portion of underwriter's overallotment option (Value)															45								$ (45)
Forfeiture of Founder Shares related to unexercised portion of underwriter's overallotment option (Shares)		451,474																				451,474	(451,474)
Change in redemption value of Class A Common stock subject to possible redemption due to dividend and interest income earned		$ (8,091)													(8,091)			8,091
Net Income (loss)		(329,382)													(329,382)		$ (209,176)		$ (6,286)			$ (113,920)
Ending Balance at Dec. 31, 2021	(29,577,046)	(4,762,268)				$ 36,919			3,160,491	0				(32,774,456)	(4,762,700)			$ 154,449,121		$ 46			$ 386
Ending Balance (in Shares) at Dec. 31, 2021						36,918,882												15,444,103		463,882			3,861,026
Class B common stock issued to Sponsor	26,477					$ 204			26,273
Class B common stock issued to Sponsor (in Shares)						203,666
Issuance of Warrants	409,483								409,483
Stock-based compensation expense	172,183								172,183
Accretion to redemption value of Class A Common stock subject to possible redemption		(7,612)													(7,612)			$ 7,612
Net Income (loss)	(1,458,260)	(527,530)												(1,458,260)	(527,530)		(412,121)			$ (12,379)			$ (103,030)
Temporary Equity, Accretion of Dividends																								(76,981)	(76,981)
Ending Balance at Mar. 31, 2022	(30,504,144)	(5,297,410)				$ 37,123			3,768,430					(34,309,697)	(5,297,842)			$ 154,456,733		$ 46			$ 386
Ending Balance (in Shares) at Mar. 31, 2022						37,122,548												15,144,103		463,882			3,861,026
Beginning Balance at Dec. 31, 2021	(29,577,046)	(4,762,268)				$ 36,919			3,160,491	0				(32,774,456)	(4,762,700)			$ 154,449,121		$ 46			$ 386
Beginning Balance (in Shares) at Dec. 31, 2021						36,918,882												15,444,103		463,882			3,861,026
Class B common stock issued to Sponsor	26,477					$ 204			26,273
Class B common stock issued to Sponsor (in Shares)						203,666																25,000
Issuance of Warrants	409,483								409,483																	$ 312,088	$ 312,088
Stock-based compensation expense	609,891								609,891
Change in redemption value of Class A Common stock subject to possible redemption due to dividend and interest income earned		(1,460,408)													(1,460,408)			$ 1,460,408
Net Income (loss)	(9,051,334)	204,997												(9,051,334)	204,997		160,151		$ 4,809			$ 40,037
Temporary Equity, Accretion of Dividends																								(307,927)	(307,927)	(9,470)		$ (9,470)	$ (239,104)	$ (239,104)
Exercise of stock options	$ 1,271					$ 9			1,262
Exercise of stock options (Shares)	9,075					9,075
Exercise of common stock purchase warrants	$ 37,426					$ 340			37,086
Exercise of common stock purchase warrants (in Shares)						340,243
Repurchase of common stock	(2,294)							$ (2,294)
Cancellation of common stock						$ (22,940)		$ 2,294	20,646
Repurchase of common stock (in Shares)								(22,940,355)
Cancellation of common stock (in Shares)						(22,940,355)		22,940,355
Ending Balance at Dec. 31, 2022	(37,790,539)	(6,017,679)				$ 14,532			4,577,220	$ 0				(42,382,291)	(6,018,111)			$ 155,909,529		$ 46			$ 386
Ending Balance (in Shares) at Dec. 31, 2022						14,531,511												15,444,103		463,882			3,861,026
Issuance of Warrants	6,112								6,112
Stock-based compensation expense	180,509								180,509
Deferred underwriting fees waiver		5,405,436													5,405,436
Change in redemption value of Class A Common stock subject to possible redemption due to dividend and interest income earned		(1,271,465)													(1,271,465)			$ 1,271,465
Net Income (loss)	(1,828,715)	576,067												(1,828,715)	576,067		$ 450,040			$ 13,517			$ 112,510
Temporary Equity, Accretion of Dividends																								$ (75,084)	$ (75,084)	$ (18,716)		$ (18,716)	$ (217,368)	$ (217,368)
Ending Balance at Mar. 31, 2023	$ (39,743,801)	$ (1,307,641)				$ 14,532			$ 4,763,841					$ (44,522,174)	$ (1,308,073)			$ 157,180,994		$ 46			$ 386
Ending Balance (in Shares) at Mar. 31, 2023						14,531,511												15,444,103		463,882			3,861,026